STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 114,589,520	$ 112,083,448
Net Assets	114,589,520	112,083,448
NET ASSETS, representing:
Equity of contract owners	80,711,731	81,138,039
Equity of Pruco Life Insurance Company	33,877,789	30,945,409
Net Assets	$ 114,589,520	$ 112,083,448
Portfolio shares held (in shares)	2,353,328	2,414,615
Portfolio net asset value per share (in dollars per share)	$ 48.69	$ 46.42
Contract owner units outstanding (in shares)	19,952,161	20,921,375